UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Report to Shareholders.

(a)	The Report to Shareholders is attached herewith.

State Street Navigator Securities Lending Government Money Market Portfolio

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Navigator Securities Lending Government Money Market Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can request additional information about the Fund by contacting us at 1-877-521-4083.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Navigator Securities Lending Government Money Market Portfolio	$3	0.03%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$7,155,213,369
  Number of Portfolio Holdings134
  Total Advisory Fees Paid$1,324,580

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Security Type

Asset	%
Treasury Debt	42.5%
Treasury Repurchase Agreements	23.2%
Government Agency Debt	16.4%
Government Agency Repurchase Agreements	11.7%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	32.1%
8 to 30 Days	12.0%
31 to 60 Days	9.3%
61 to 90 Days	7.8%
91 to 180 Days	18.5%
Over 180 Days	14.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please contact us at 1-877-521-4083.

State Street Navigator Securities Lending Portfolio I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Navigator Securities Lending Portfolio I (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can request additional information about the Fund by contacting us at 1-877-521-4083.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Navigator Securities Lending Portfolio I	$4	0.04%

How did the Fund perform last year and what affected its performance?

Over the course of 2024 the fund adhered to its primary objective of principal preservation and liquidity while generating a market rate of return.  Due to mixed economic data and slow-to-cool inflation, the U.S. Federal Reserve (the "Fed") was slow to commence its rate cutting cycle, and short-term Treasury and spread-based strategies benefited from yields remaining higher for longer. Ultimately the Fed cut interest rates by a total of 100 basis points, with rate decisions taking place in the last four months of 2024, decreasing the Fund's one-day yield from 5.62% at the start of the year to 4.63% by year-end.

The Fund performance was driven by investment in short term commercial paper, asset backed commercial paper and certificate of deposit investments, which offered a small premium over Treasury Bill yields. The duration of the fund was managed in order to maximize safety and liquidity while still allowing for competitive returns.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
07/11/16	$10,000	$10,000	$10,000
08/31/16	$10,008	$9,991	$10,004
09/30/16	$10,013	$9,986	$10,009
10/31/16	$10,019	$9,909	$10,011
11/30/16	$10,025	$9,675	$10,013
12/31/16	$10,032	$9,688	$10,017
01/31/17	$10,040	$9,707	$10,022
02/28/17	$10,048	$9,773	$10,026
03/31/17	$10,056	$9,768	$10,028
04/30/17	$10,066	$9,843	$10,034
05/31/17	$10,075	$9,919	$10,040
06/30/17	$10,084	$9,909	$10,048
07/31/17	$10,095	$9,951	$10,057
08/31/17	$10,106	$10,041	$10,066
09/30/17	$10,116	$9,993	$10,075
10/31/17	$10,127	$9,999	$10,084
11/30/17	$10,138	$9,986	$10,092
12/31/17	$10,151	$10,032	$10,103
01/31/18	$10,164	$9,916	$10,115
02/28/18	$10,177	$9,822	$10,125
03/31/18	$10,192	$9,885	$10,138
04/30/18	$10,209	$9,811	$10,152
05/31/18	$10,227	$9,882	$10,168
06/30/18	$10,245	$9,869	$10,185
07/31/18	$10,264	$9,872	$10,201
08/31/18	$10,283	$9,935	$10,219
09/30/18	$10,302	$9,871	$10,234
10/31/18	$10,322	$9,793	$10,253
11/30/18	$10,343	$9,852	$10,274
12/31/18	$10,365	$10,033	$10,293
01/31/19	$10,388	$10,139	$10,313
02/28/19	$10,409	$10,133	$10,331
03/31/19	$10,433	$10,328	$10,354
04/30/19	$10,455	$10,331	$10,374
05/31/19	$10,478	$10,514	$10,397
06/30/19	$10,500	$10,646	$10,420
07/31/19	$10,522	$10,669	$10,439
08/31/19	$10,543	$10,946	$10,461
09/30/19	$10,563	$10,888	$10,479
10/31/19	$10,582	$10,920	$10,499
11/30/19	$10,599	$10,915	$10,512
12/31/19	$10,616	$10,907	$10,527
01/31/20	$10,632	$11,117	$10,541
02/29/20	$10,648	$11,317	$10,557
03/31/20	$10,660	$11,251	$10,588
04/30/20	$10,667	$11,451	$10,589
05/31/20	$10,673	$11,504	$10,589
06/30/20	$10,677	$11,576	$10,590
07/31/20	$10,680	$11,749	$10,592
08/31/20	$10,683	$11,654	$10,593
09/30/20	$10,684	$11,648	$10,594
10/31/20	$10,686	$11,596	$10,595
11/30/20	$10,688	$11,710	$10,596
12/31/20	$10,689	$11,726	$10,598
01/31/21	$10,691	$11,642	$10,598
02/28/21	$10,692	$11,474	$10,599
03/31/21	$10,693	$11,331	$10,600
04/30/21	$10,694	$11,420	$10,600
05/31/21	$10,695	$11,457	$10,601
06/30/21	$10,696	$11,538	$10,600
07/31/21	$10,697	$11,667	$10,601
08/31/21	$10,698	$11,645	$10,601
09/30/21	$10,699	$11,544	$10,602
10/31/21	$10,700	$11,541	$10,601
11/30/21	$10,701	$11,575	$10,602
12/31/21	$10,702	$11,545	$10,603
01/31/22	$10,703	$11,296	$10,602
02/28/22	$10,704	$11,170	$10,604
03/31/22	$10,707	$10,860	$10,607
04/30/22	$10,711	$10,448	$10,608
05/31/22	$10,718	$10,515	$10,616
06/30/22	$10,729	$10,350	$10,618
07/31/22	$10,746	$10,603	$10,624
08/31/22	$10,769	$10,304	$10,641
09/30/22	$10,793	$9,858	$10,667
10/31/22	$10,823	$9,731	$10,684
11/30/22	$10,858	$10,089	$10,718
12/31/22	$10,897	$10,043	$10,757
01/31/23	$10,940	$10,352	$10,791
02/28/23	$10,981	$10,084	$10,826
03/31/23	$11,027	$10,341	$10,873
04/30/23	$11,073	$10,403	$10,907
05/31/23	$11,123	$10,290	$10,950
06/30/23	$11,172	$10,253	$11,000
07/31/23	$11,223	$10,246	$11,043
08/31/23	$11,276	$10,181	$11,093
09/30/23	$11,328	$9,922	$11,144
10/31/23	$11,382	$9,765	$11,194
11/30/23	$11,435	$10,208	$11,244
12/31/23	$11,489	$10,598	$11,297
01/31/24	$11,543	$10,569	$11,345
02/29/24	$11,594	$10,420	$11,391
03/31/24	$11,649	$10,516	$11,443
04/30/24	$11,702	$10,251	$11,492
05/31/24	$11,757	$10,424	$11,547
06/30/24	$11,810	$10,523	$11,594
07/31/24	$11,865	$10,769	$11,646
08/31/24	$11,920	$10,924	$11,701
09/30/24	$11,972	$11,070	$11,752
10/31/24	$12,024	$10,795	$11,797
11/30/24	$12,072	$10,909	$11,842
12/31/24	$12,120	$10,731	$11,890

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 07/11/16
Fund	5.49%	2.69%	2.29%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	0.84%
ICE BofA U.S. 3-Month Treasury Bill Index	5.25%	2.46%	2.06%

Effective 7/01/23 the Fund’s benchmark changed from the JP Morgan One Month U.S. Dollar LIBOR Index to the ICE BofA US 3 Month Treasury Bill Index. The benchmark returns are reflective of the JP Morgan One Month U.S. Dollar LIBOR Index from fund inception until 7/01/23 and of the ICE BofA US 3 Month Treasury Bill Index effective 7/01/23.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-877-521-4083 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$882,439,331
  Number of Portfolio Holdings129
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid$96,242

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Security Type

Asset	%
Certificates Of Deposit	26.4%
Financial Company Commercial Paper	23.5%
Government Agency Repurchase Agreements	15.2%
Treasury Repurchase Agreements	14.1%
Asset Backed Commercial Paper	10.7%
Other Repurchase Agreements	6.3%
Other Notes	2.4%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	40.0%
8 to 30 Days	9.1%
31 to 60 Days	10.6%
61 to 90 Days	10.0%
91 to 180 Days	18.3%
Over 180 Days	10.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please contact us at 1-877-521-4083.

State Street Navigator Securities Lending Portfolio II

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Navigator Securities Lending Portfolio II (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can request additional information about the Fund by contacting us at 1-877-521-4083.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Navigator Securities Lending Portfolio II	$4	0.04%

How did the Fund perform last year and what affected its performance?

Over the course of 2024 the fund adhered to its primary objective of principal preservation and liquidity while generating a market rate of return. Due to mixed economic data and slow-to-cool inflation, the U.S. Federal Reserve (the "Fed") was slow to commence its rate cutting cycle, and short-term Treasury and spread-based strategies benefitted from yields remaining higher for longer. Ultimately the Fed cut interest rates by a total of 100 basis points, with rate decisions taking place in the last four months of 2024, decreasing the Fund's one-day yield from 5.64% at the start of the year to 4.61% by year-end.

The Fund performance was driven by investment in short term commercial paper, asset backed commercial paper and certificate of deposit investments, which offered a small premium over Treasury Bill yields. The duration of the fund was managed in order to maximize safety and liquidity while still allowing for competitive returns.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
12/10/18	$10,000	$10,000	$10,000
01/31/19	$10,038	$10,203	$10,034
02/28/19	$10,058	$10,197	$10,052
03/31/19	$10,080	$10,393	$10,073
04/30/19	$10,101	$10,396	$10,093
05/31/19	$10,123	$10,580	$10,116
06/30/19	$10,143	$10,713	$10,138
07/31/19	$10,165	$10,737	$10,157
08/31/19	$10,185	$11,015	$10,177
09/30/19	$10,204	$10,956	$10,195
10/31/19	$10,222	$10,989	$10,215
11/30/19	$10,238	$10,984	$10,228
12/31/19	$10,254	$10,976	$10,242
01/31/20	$10,270	$11,187	$10,256
02/29/20	$10,285	$11,389	$10,271
03/31/20	$10,296	$11,322	$10,301
04/30/20	$10,304	$11,523	$10,302
05/31/20	$10,309	$11,576	$10,302
06/30/20	$10,313	$11,649	$10,304
07/31/20	$10,316	$11,823	$10,306
08/31/20	$10,318	$11,728	$10,306
09/30/20	$10,320	$11,722	$10,307
10/31/20	$10,321	$11,669	$10,309
11/30/20	$10,323	$11,784	$10,310
12/31/20	$10,324	$11,800	$10,311
01/31/21	$10,326	$11,715	$10,312
02/28/21	$10,327	$11,546	$10,313
03/31/21	$10,329	$11,402	$10,313
04/30/21	$10,330	$11,492	$10,313
05/31/21	$10,331	$11,530	$10,314
06/30/21	$10,332	$11,611	$10,313
07/31/21	$10,333	$11,740	$10,314
08/31/21	$10,334	$11,718	$10,314
09/30/21	$10,335	$11,617	$10,315
10/31/21	$10,336	$11,613	$10,314
11/30/21	$10,337	$11,648	$10,315
12/31/21	$10,338	$11,618	$10,316
01/31/22	$10,339	$11,368	$10,315
02/28/22	$10,341	$11,241	$10,317
03/31/22	$10,343	$10,929	$10,320
04/30/22	$10,347	$10,514	$10,321
05/31/22	$10,355	$10,582	$10,328
06/30/22	$10,365	$10,416	$10,331
07/31/22	$10,381	$10,670	$10,336
08/31/22	$10,403	$10,369	$10,353
09/30/22	$10,426	$9,921	$10,378
10/31/22	$10,455	$9,792	$10,395
11/30/22	$10,490	$10,152	$10,428
12/31/22	$10,529	$10,106	$10,466
01/31/23	$10,570	$10,417	$10,499
02/28/23	$10,610	$10,148	$10,533
03/31/23	$10,654	$10,406	$10,578
04/30/23	$10,699	$10,469	$10,612
05/31/23	$10,747	$10,355	$10,653
06/30/23	$10,794	$10,318	$10,702
07/31/23	$10,843	$10,311	$10,744
08/31/23	$10,894	$10,245	$10,793
09/30/23	$10,944	$9,985	$10,842
10/31/23	$10,996	$9,827	$10,891
11/30/23	$11,047	$10,272	$10,940
12/31/23	$11,099	$10,665	$10,991
01/31/24	$11,152	$10,636	$11,038
02/29/24	$11,201	$10,486	$11,083
03/31/24	$11,254	$10,582	$11,133
04/30/24	$11,305	$10,315	$11,180
05/31/24	$11,357	$10,490	$11,234
06/30/24	$11,408	$10,589	$11,280
07/31/24	$11,461	$10,837	$11,330
08/31/24	$11,515	$10,992	$11,385
09/30/24	$11,565	$11,140	$11,434
10/31/24	$11,614	$10,863	$11,478
11/30/24	$11,661	$10,978	$11,521
12/31/24	$11,707	$10,799	$11,568

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 12/10/18
Fund	5.48%	2.69%	2.63%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.28%
ICE BofA U.S. 3-Month Treasury Bill Index	5.25%	2.46%	2.43%

Effective 7/01/23 the Fund’s benchmark changed from the JP Morgan One Month U.S. Dollar LIBOR Index to the ICE BofA US 3 Month Treasury Bill Index. The benchmark returns are reflective of the JP Morgan One Month U.S. Dollar LIBOR Index from fund inception until 7/01/23 and of the ICE BofA US 3 Month Treasury Bill Index effective 7/01/23.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-877-521-4083 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$11,230,716,781
  Number of Portfolio Holdings122
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid$2,969,120

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Security Type

Asset	%
Certificates Of Deposit	28.6%
Financial Company Commercial Paper	23.0%
Other Notes	14.9%
Other Repurchase Agreements	10.1%
Asset Backed Commercial Paper	9.6%
Government Agency Repurchase Agreements	7.9%
Treasury Repurchase Agreements	3.5%
Treasury Debt	0.9%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	40.8%
8 to 30 Days	4.8%
31 to 60 Days	10.5%
61 to 90 Days	6.4%
91 to 180 Days	20.5%
Over 180 Days	15.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please contact us at 1-877-521-4083.

(b)	Not Applicable to the Registrant.

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Navigator Securities Lending Trust (the “Trust,” “Fund Entity” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 19(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Mr. George M. Pereira, Mr. Mark E. Swanson and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2024 and December 31, 2023, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“EY”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by EY in connection with the Trust’s statutory and regulatory filings and engagements were $113,771 and $104,271, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2024 and December 31, 2023, there were no fees for assurance and related services that were reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ending December 31, 2024 and December 31, 2023 the aggregate tax fees billed for professional services rendered by EY for the review of year-end distribution requirements were $4,929 and $4,929, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2024 and December 31, 2023, there were no fees billed for professional services rendered by EY for products and services provided by EY to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2024 and December 31, 2023, the aggregate fees billed for professional services rendered by EY for products and services provided by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were $9,556,710 and $9,540,002, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by the Trust’s independent auditor for non-audit services to be rendered to the Trust’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the engagement relates directly to the operations and financial reporting of the Trust.

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Trust’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentage of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable to the Registrant.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2024 and December 31, 2023, the aggregate non-audit fees billed by EY for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $36,700,000 and $39,000,000, respectively.

(h)

EY notified the Trust’s Audit Committee of all non-audit services that were rendered by it to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining EY’s independence.

(i)	Not applicable to the Registrant.

(j)	Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

STATE STREET NAVIGATOR SECURITIES LENDING
GOVERNMENT MONEY MARKET PORTFOLIO
Annual Financial Statements and Other Information
December 31, 2024

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Annual Financial Statements and Other Information
December 31, 2024

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not applicable

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments
December 31, 2024
Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT — 16.4%
Aaa, AA+	Federal Farm Credit Banks Funding Corp., Fed Funds Rate + 0.18%(a)	4.510%	01/01/2025	11/02/2026	$8,700,000	$8,700,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.06%(a)	4.425%	01/01/2025	10/15/2025	213,200,000	213,200,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.09%(a)	4.460%	01/01/2025	01/28/2026	8,800,000	8,800,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.10%(a)	4.470%	01/01/2025	04/01/2026	135,000,000	135,000,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.10%(a)	4.470%	01/01/2025	06/18/2026	2,200,000	2,199,470
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.11%(a)	4.475%	01/01/2025	03/18/2026	23,300,000	23,298,033
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.11%(a)	4.475%	01/01/2025	05/19/2026	1,500,000	1,500,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.11%(a)	4.480%	01/01/2025	04/16/2026	5,300,000	5,300,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.12%(a)	4.485%	01/01/2025	04/08/2026	1,430,000	1,430,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.12%(a)	4.490%	01/01/2025	01/27/2026	21,667,000	21,667,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.13%(a)	4.495%	01/01/2025	07/09/2026	4,900,000	4,900,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.13%(a)	4.495%	01/01/2025	07/16/2026	12,900,000	12,900,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.13%(a)	4.495%	01/01/2025	07/21/2026	5,000,000	5,000,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.13%(a)	4.495%	01/01/2025	09/08/2026	3,000,000	3,000,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.13%(a)	4.500%	01/01/2025	08/28/2026	1,900,000	1,900,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.14%(a)	4.505%	01/01/2025	03/04/2026	12,500,000	12,502,514
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.14%(a)	4.505%	01/01/2025	09/16/2026	13,100,000	13,100,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.14%(a)	4.510%	01/01/2025	09/04/2026	5,550,000	5,550,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.14%(a)	4.510%	01/01/2025	10/09/2026	29,000,000	29,000,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.14%(a)	4.510%	01/01/2025	11/20/2026	11,100,000	11,100,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.14%(a)	4.510%	01/01/2025	11/25/2026	2,679,000	2,679,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.14%(a)	4.510%	01/01/2025	12/02/2026	2,800,000	2,800,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.35%(a)	4.720%	01/01/2025	11/25/2025	900,000	902,268
Aaa, AA+	Federal Farm Credit Discount Notes	4.550%	01/09/2025	01/09/2025	11,300,000	11,290,003
Aaa, AA+	Federal Farm Credit Discount Notes	5.020%	01/15/2025	01/15/2025	2,000,000	1,996,374
Aaa, AA+	Federal Farm Credit Discount Notes	5.100%	01/13/2025	01/13/2025	2,270,000	2,266,463
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2024
Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT – (continued)
Aaa, AA+	Federal Home Loan Bank Discount Notes	4.230%	05/19/2025	05/19/2025	$7,500,000	$7,379,269
Aaa, AA+	Federal Home Loan Bank Discount Notes	4.240%	03/28/2025	03/28/2025	37,500,000	37,124,583
Aaa, AA+	Federal Home Loan Bank Discount Notes	4.250%	05/05/2025	05/05/2025	12,600,000	12,417,037
Aaa, AA+	Federal Home Loan Bank Discount Notes	4.310%	04/01/2025	04/01/2025	11,900,000	11,773,202
Aaa, AA+	Federal Home Loan Bank Discount Notes	4.340%	04/04/2025	04/04/2025	6,100,000	6,032,344
Aaa, AA+	Federal Home Loan Bank Discount Notes	4.385%	03/07/2025	03/07/2025	8,800,000	8,731,399
Aaa, AA+	Federal Home Loan Bank Discount Notes	4.430%	02/20/2025	02/20/2025	11,800,000	11,728,849
Aaa, AA+	Federal Home Loan Bank Discount Notes	4.450%	02/14/2025	02/14/2025	23,000,000	22,877,749
Aaa, AA+	Federal Home Loan Bank Discount Notes	4.760%	02/10/2025	02/10/2025	18,900,000	18,802,539
Aaa, AA+	Federal Home Loan Bank Discount Notes	5.100%	01/13/2025	01/13/2025	2,600,000	2,595,948
Aaa, AA+	Federal Home Loan Banks	4.863%	03/03/2025	03/03/2025	52,200,000	52,179,879
Aaa, AA+	Federal Home Loan Banks	5.264%	04/14/2025	04/14/2025	2,130,000	2,102,709
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.04%(a)	4.410%	01/01/2025	03/14/2025	75,000,000	75,000,000
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.09%(a)	4.460%	01/01/2025	08/15/2025	17,540,000	17,540,000
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.10%(a)	4.465%	01/01/2025	03/19/2026	8,700,000	8,700,000
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.11%(a)	4.480%	01/01/2025	04/10/2026	13,200,000	13,199,953
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.11%(a)	4.480%	01/01/2025	04/15/2026	13,600,000	13,600,000
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.13%(a)	4.500%	01/01/2025	02/09/2026	4,370,000	4,370,000
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.13%(a)	4.500%	01/01/2025	02/13/2026	14,900,000	14,900,000
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.13%(a)	4.500%	01/01/2025	03/24/2026	1,200,000	1,200,075
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.14%(a)	4.510%	01/01/2025	10/29/2026	26,800,000	26,800,000
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.16%(a)	4.530%	01/01/2025	07/14/2025	34,720,000	34,736,884
Aaa, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.11%(a)	4.480%	01/01/2025	03/05/2026	25,000,000	25,000,000
Aaa, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.11%(a)	4.480%	01/01/2025	05/07/2026	17,300,000	17,300,000
Aaa, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.12%(a)	4.485%	01/01/2025	04/02/2026	35,000,000	35,002,237
Aaa, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.14%(a)	4.510%	01/01/2025	09/04/2026	25,000,000	25,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2024
Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT – (continued)
Aaa, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.14%(a)	4.510%	01/01/2025	09/23/2026	$26,500,000	$26,500,000
Aaa, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.14%(a)	4.510%	01/01/2025	10/16/2026	17,600,000	17,600,000
Aaa, AA+	Federal National Mortgage Association	5.259%	04/22/2025	04/22/2025	920,000	907,637
Aaa, AA+	Federal National Mortgage Association, SOFR + 0.12%(a)	4.490%	01/01/2025	07/29/2026	13,800,000	13,799,156
Aaa, AA+	Federal National Mortgage Association, SOFR + 0.14%(a)	4.505%	01/01/2025	08/21/2026	25,200,000	25,200,000
Aaa, AA+	Federal National Mortgage Association, SOFR + 0.14%(a)	4.510%	01/01/2025	09/11/2026	23,700,000	23,699,915
Aaa, AA+	Federal National Mortgage Association, SOFR + 0.14%(a)	4.510%	01/01/2025	10/23/2026	5,200,000	5,200,000
Aaa, AA+	Federal National Mortgage Association, SOFR + 0.14%(a)	4.510%	01/01/2025	11/20/2026	7,900,000	7,900,000
Aaa, AA+	Federal National Mortgage Association, SOFR + 0.14%(a)	4.510%	01/01/2025	12/11/2026	4,700,000	4,700,000
TOTAL GOVERNMENT AGENCY DEBT						1,173,582,489
	TREASURY DEBT — 42.5%
Aaa, AA+	U.S. Treasury Bills	3.795%	10/02/2025	10/02/2025	25,180,000	24,437,361
Aaa, AA+	U.S. Treasury Bills	4.160%	06/20/2025	06/20/2025	75,270,000	73,797,700
Aaa, AA+	U.S. Treasury Bills	4.203%	06/12/2025	06/12/2025	32,490,000	31,879,510
Aaa, AA+	U.S. Treasury Bills	4.220%	04/22/2025	04/22/2025	50,000,000	49,355,278
Aaa, AA+	U.S. Treasury Bills	4.228%	04/15/2025	04/15/2025	71,030,000	70,168,961
Aaa, AA+	U.S. Treasury Bills(b)	4.236%	04/03/2025	04/03/2025	90,040,000	89,077,834
Aaa, AA+	U.S. Treasury Bills	4.238%	04/29/2025	04/29/2025	50,000,000	49,312,207
Aaa, AA+	U.S. Treasury Bills	4.255%	03/27/2025	03/27/2025	71,460,000	70,746,580
Aaa, AA+	U.S. Treasury Bills	4.260%	05/08/2025	05/08/2025	95,800,000	94,371,622
Aaa, AA+	U.S. Treasury Bills	4.271%	04/17/2025	04/17/2025	81,320,000	80,307,178
Aaa, AA+	U.S. Treasury Bills	4.305%	06/05/2025	06/05/2025	78,970,000	77,518,428
Aaa, AA+	U.S. Treasury Bills	4.310%	05/15/2025	05/15/2025	42,150,000	41,478,843
Aaa, AA+	U.S. Treasury Bills	4.310%	05/22/2025	05/22/2025	15,820,000	15,554,697
Aaa, AA+	U.S. Treasury Bills	4.315%	04/08/2025	04/08/2025	75,190,000	74,324,551
Aaa, AA+	U.S. Treasury Bills	4.315%	04/24/2025	04/24/2025	86,970,000	85,803,453
Aaa, AA+	U.S. Treasury Bills	4.325%	04/10/2025	04/10/2025	92,820,000	91,726,221
Aaa, AA+	U.S. Treasury Bills	4.340%	05/29/2025	05/29/2025	87,540,000	85,991,978
Aaa, AA+	U.S. Treasury Bills	4.341%	05/01/2025	05/01/2025	111,070,000	109,478,179
Aaa, AA+	U.S. Treasury Bills	4.370%	03/18/2025	03/18/2025	45,850,000	45,431,052
Aaa, AA+	U.S. Treasury Bills	4.373%	04/01/2025	04/01/2025	63,800,000	63,108,245
Aaa, AA+	U.S. Treasury Bills	4.393%	03/06/2025	03/06/2025	18,900,000	18,754,527
Aaa, AA+	U.S. Treasury Bills	4.400%	03/11/2025	03/11/2025	43,180,000	42,820,718
Aaa, AA+	U.S. Treasury Bills	4.420%	02/18/2025	02/18/2025	68,520,000	68,124,591
Aaa, AA+	U.S. Treasury Bills	4.420%	02/27/2025	02/27/2025	25,120,000	24,947,340
Aaa, AA+	U.S. Treasury Bills(b)	4.423%	02/04/2025	02/04/2025	129,560,000	129,035,639
Aaa, AA+	U.S. Treasury Bills(b)	4.428%	02/13/2025	02/13/2025	46,470,000	46,230,190
Aaa, AA+	U.S. Treasury Bills	4.430%	01/28/2025	01/28/2025	124,950,000	124,556,100
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2024
Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY DEBT – (continued)
Aaa, AA+	U.S. Treasury Bills	4.430%	02/11/2025	02/11/2025	$51,540,000	$51,286,197
Aaa, AA+	U.S. Treasury Bills(b)	4.430%	03/04/2025	03/04/2025	82,010,000	81,394,645
Aaa, AA+	U.S. Treasury Bills	4.445%	02/25/2025	02/25/2025	158,510,000	157,466,255
Aaa, AA+	U.S. Treasury Bills	4.508%	01/02/2025	01/02/2025	60,000,000	60,000,000
Aaa, AA+	U.S. Treasury Bills	4.541%	03/13/2025	03/13/2025	93,980,000	93,166,255
Aaa, AA+	U.S. Treasury Bills	4.663%	01/21/2025	01/21/2025	64,710,000	64,550,951
Aaa, AA+	U.S. Treasury Bills	4.715%	01/14/2025	01/14/2025	56,320,000	56,231,422
Aaa, AA+	U.S. Treasury Bills	4.770%	02/20/2025	02/20/2025	43,490,000	43,207,562
Aaa, AA+	U.S. Treasury Bills	4.775%	01/07/2025	01/07/2025	28,160,000	28,141,337
Aaa, AA+	U.S. Treasury Bills	4.803%	03/20/2025	03/20/2025	19,438,000	19,260,639
Aaa, AA+	U.S. Treasury Bills	4.930%	01/30/2025	01/30/2025	126,080,000	125,634,122
Aaa, AA+	U.S. Treasury Bills	4.985%	01/16/2025	01/16/2025	151,420,000	151,144,817
Aaa, AA+	U.S. Treasury Bills	4.993%	01/23/2025	01/23/2025	136,990,000	136,615,365
Aaa, AA+	U.S. Treasury Bills	5.084%	01/09/2025	01/09/2025	90,380,000	90,300,386
Aaa, AA+	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15%(a)	4.426%	01/01/2025	04/30/2026	29,000,000	28,999,470
Aaa, AA+	U.S. Treasury Notes	4.313%	10/31/2025	10/31/2025	8,120,000	7,855,601
Aaa, AA+	U.S. Treasury Notes	4.332%	10/31/2025	10/31/2025	8,060,000	8,103,107
Aaa, AA+	U.S. Treasury Notes	4.463%	07/31/2025	07/31/2025	45,485,000	44,418,456
Aaa, AA+	U.S. Treasury Notes	4.464%	07/31/2025	07/31/2025	7,520,000	7,531,738
Aaa, AA+	U.S. Treasury Notes	4.499%	02/28/2025	02/28/2025	3,010,000	3,010,357
Aaa, AA+	U.S. Treasury Notes	5.244%	04/30/2025	04/30/2025	1,970,000	1,961,606
Aaa, AA+	U.S. Treasury Notes	5.252%	04/30/2025	04/30/2025	1,280,000	1,270,550
TOTAL TREASURY DEBT						3,039,889,821
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 11.7%
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a Federal Home Loan Mortgage Corporation Strip, 3.500% due 09/15/2047, a Federal National Mortgage Association, 1.500% due 04/01/2037 and a Government National Mortgage Association, 5.500% due 12/20/2054, valued at $20,400,000); expected proceeds $20,004,956	4.460%	01/02/2025	01/02/2025	20,000,000	20,000,000
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by Federal National Mortgage Associations, 2.000% - 3.500% due 07/01/2042 - 10/01/2050, valued at $204,000,000); expected proceeds $200,049,556	4.460%	01/02/2025	01/02/2025	200,000,000	200,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2024
Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
P-1, A-1	Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% - 6.000% due 04/01/2052 - 12/01/2054 and Federal National Mortgage Associations, 3.500% - 5.500% due 08/01/2044 - 07/01/2053, valued at $102,000,001); expected proceeds $100,024,833	4.470%	01/02/2025	01/02/2025	$100,000,000	$100,000,000
P-1, A-1	Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 09/12/2024 (collateralized by a Federal Home Loan Mortgage Corporation Strip, 4.500% due 11/15/2052, Federal Home Loan Mortgage Corporations, 1.220% - 7.605% due 10/01/2032 - 08/01/2054, Federal National Mortgage Associations, 1.820% - 7.580% due 11/01/2029 - 12/01/2054, Federal National Mortgage Associations Strips, 2.000% - 6.000% due 11/01/2039 - 02/01/2053 and Government National Mortgage Associations, 3.500% - 7.500% due 01/20/2033 - 12/15/2053, valued at $20,400,000); expected proceeds $20,330,050	4.830%	01/07/2025	01/13/2025	20,000,000	20,000,000
P-1, A-1	Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a Federal Home Loan Mortgage Corporation, 5.000% due 08/01/2052, valued at $20,400,000); expected proceeds $20,004,956	4.460%	01/02/2025	01/02/2025	20,000,000	20,000,000
P-1, A-1+	Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% - 6.000% due 08/01/2035 - 01/01/2055 and Federal National Mortgage Associations, 2.500% - 7.000% due 08/01/2031 - 03/01/2056, valued at $102,000,021); expected proceeds $100,024,833	4.470%	01/02/2025	01/02/2025	100,000,000	100,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2024
Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
NR, A-1	Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by Federal Home Loan Mortgage Corporations, 5.500% - 8.000% due 03/01/2031 - 11/01/2054, Federal National Mortgage Associations, 3.000% - 5.500% due 12/01/2039 - 09/01/2050 and a U.S. Treasury Note, 1.375% due 01/31/2025, valued at $51,000,001); expected proceeds $50,012,389	4.460%	01/02/2025	01/02/2025	$50,000,000	$50,000,000
P-1, A-1+	Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 7.501% due 02/15/2031 - 09/01/2054 and Federal National Mortgage Associations, 2.000% - 7.630% due 02/01/2028 - 08/01/2056, valued at $280,500,000); expected proceeds $275,068,139	4.460%	01/02/2025	01/02/2025	275,000,000	275,000,000
NR, A-1	Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/02/2024 (collateralized by Federal National Mortgage Associations, 3.000% - 5.080% due 09/24/2027 - 11/26/2029, valued at $51,198,338); expected proceeds $50,751,667(c)	4.510%	04/01/2025	04/01/2025	50,000,000	50,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						835,000,000
	TREASURY REPURCHASE AGREEMENTS — 23.2%
P-1, A-1	Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Inflation Index Bond, 0.125% due 02/15/2052 and U.S. Treasury Notes, 1.000% - 4.375% due 07/31/2028 - 05/15/2034, valued at $51,012,617); expected proceeds $50,012,361	4.450%	01/02/2025	01/02/2025	50,000,000	50,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2024
Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS – (continued)
P-1, A-1	Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bonds, 1.875% - 4.625% due 05/15/2041 - 05/15/2054 and a U.S. Treasury Inflation Index Bond, 0.875% due 02/15/2047, valued at $377,400,077); expected proceeds $370,089,417	4.350%	01/02/2025	01/02/2025	$370,000,000	$370,000,000
P-1, A-1	Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2054 and U.S. Treasury Inflation Index Notes, 0.125% - 1.625% due 10/15/2026 - 10/15/2029, valued at $45,900,079); expected proceeds $45,011,125	4.450%	01/02/2025	01/02/2025	45,000,000	45,000,000
P-1, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 11/15/2024 (collateralized by a U.S. Treasury Note, 0.625% due 05/15/2030, valued at $51,000,052); expected proceeds $50,606,944(c)	4.600%	02/18/2025	02/18/2025	50,000,000	50,000,000
P-1, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 11/21/2024 (collateralized by a U.S. Treasury Note, 0.500% due 03/31/2025, valued at $10,200,026); expected proceeds $10,151,667(c)	4.550%	03/21/2025	03/21/2025	10,000,000	10,000,000
P-1, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Notes, 0.375% - 4.250% due 11/30/2025 - 06/30/2031, valued at $51,000,028); expected proceeds $50,012,389(c)	4.460%	01/01/2025	04/16/2025	50,000,000	50,000,000
P-1, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Notes, 0.625% - 2.875% due 05/15/2028 - 05/15/2030, valued at $51,000,018); expected proceeds $50,012,389	4.460%	01/02/2025	01/02/2025	50,000,000	50,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2024
Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS – (continued)
P-1, A-1	Agreement with Deutsche Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Inflation Index Bonds, 0.250% - 1.375% due 02/15/2044 - 02/15/2050 and U.S. Treasury Notes, 1.500% - 4.875% due 04/30/2026 - 05/15/2034, valued at $51,000,042); expected proceeds $50,012,361	4.450%	01/02/2025	01/02/2025	$50,000,000	$50,000,000
NR, A-1+	Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Bond, 3.875% due 08/15/2040, valued at $300,070,894); expected proceeds $300,070,833	4.250%	01/02/2025	01/02/2025	300,000,000	300,000,000
P-1, A-1+	Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Bill, 0.000% due 05/15/2025, U.S. Treasury Bonds, 1.125% - 1.875% due 08/15/2040 - 11/15/2051 and U.S. Treasury Notes, 1.250% - 2.750% due 11/30/2026 - 04/30/2027, valued at $510,000,014); expected proceeds $500,123,611	4.450%	01/02/2025	01/02/2025	500,000,000	500,000,000
P-1, A-1+	Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/10/2024 (collateralized by a U.S. Treasury Note, 1.250% due 12/31/2026, valued at $51,000,079); expected proceeds $50,182,917	4.390%	01/01/2025	01/07/2025	50,000,000	50,000,000
P-1, A-1	Agreement with Mitsubishi UFJ Securities, Inc., dated 12/31/2024 (collateralized by U.S. Treasury Notes, 0.500% – 2.750%, due 06/30/2027 – 05/31/2029, valued at $81,596,619); expected proceeds $80,019,822	4.460%	01/02/2025	01/02/2025	80,000,000	80,000,000
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 10/15/2024 (collateralized by U.S. Treasury Bonds, 2.875% - 3.875% due 02/15/2043 - 05/15/2049, valued at $20,400,048); expected proceeds $20,313,333(c)	4.700%	02/12/2025	02/12/2025	20,000,000	20,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2024
Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS – (continued)
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 10/25/2024 (collateralized by U.S. Treasury Bonds, 3.125% - 3.375% due 05/15/2044 - 05/15/2048, valued at $20,400,024); expected proceeds $20,235,500(c)	4.710%	01/23/2025	02/12/2025	$20,000,000	$20,000,000
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 11/14/2024 (collateralized by a U.S. Treasury Bond, 3.875% due 02/15/2043, valued at $20,400,041); expected proceeds $20,228,500(c)	4.570%	02/12/2025	02/12/2025	20,000,000	20,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS						1,665,000,000
TOTAL INVESTMENTS –93.8% (Cost $6,713,472,310)(d),(e)						6,713,472,310
Other Assets in Excess of Liabilities —6.2%						441,741,059
NET ASSETS –100.0%						$7,155,213,369
*	Moody's rating, Standard & Poor's rating, respectively. (Unaudited)
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	When-issued security.
(c)	Illiquid security. These securities represent $220,000,000 or 3.1% of net assets as of December 31, 2024.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

ASSETS
Investments in securities, at value and amortized cost — unaffiliated issuers	$4,213,472,310
Repurchase agreements, at amortized cost	2,500,000,000
Total Investments — unaffiliated issuers	6,713,472,310
Cash	432,600,036
Interest receivable — unaffiliated issuers	11,296,529
Prepaid expenses and other assets	14,688
TOTAL ASSETS	7,157,383,563
LIABILITIES
Advisory fee payable	106,986
Administration fees payable	4,585
Custodian, sub-administration and transfer agent fees payable	11,190
Trustees’ fees and expenses payable	1,312
Professional fees payable	44,730
Distribution payable	1,749,893
Accrued expenses and other liabilities	251,498
TOTAL LIABILITIES	2,170,194
NET ASSETS	$7,155,213,369
NET ASSETS CONSIST OF:
Paid-in capital	$7,155,225,510
Total distributable earnings (loss)	$(12,141)
NET ASSETS	$7,155,213,369
NET ASSET VALUE PER SHARE
Net asset value per share	$1.00
Shares outstanding ($0.001 par value)	7,155,215,461
COST OF INVESTMENTS:
Investments at cost	$6,713,472,310
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest income - unaffiliated issuers	$394,155,551
EXPENSES
Advisory fees	1,324,580
Administration fees	56,768
Custodian, sub-administration and transfer agent fees	930,087
Trustees’ fees and expenses	65,795
Professional fees	77,137
Insurance expense	33,790
Miscellaneous expenses	23,556
TOTAL EXPENSES	2,511,713
NET INVESTMENT INCOME (LOSS)	391,643,838
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	(19,858)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$391,623,980
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/2024	Year Ended 12/31/2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$391,643,838	$426,674,832
Net realized gain (loss)	(19,858)	535
Net increase (decrease) in net assets resulting from operations	391,623,980	426,675,367
DISTRIBUTIONS TO SHAREHOLDERS:	(391,643,967)	(426,526,329)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	140,929,414,827	149,631,887,820
Cost of shares redeemed	(140,944,676,003)	(152,278,075,021)
Net increase (decrease) in net assets from beneficial interest transactions	(15,261,176)	(2,646,187,201)
Net increase (decrease) in net assets during the period	(15,281,163)	(2,646,038,163)
Net assets at beginning of period	7,170,494,532	9,816,532,695
NET ASSETS AT END OF PERIOD	$7,155,213,369	$7,170,494,532
SHARES OF BENEFICIAL INTEREST:
Shares sold	140,929,414,827	149,631,887,820
Shares redeemed	(140,944,676,003)	(152,278,075,021)
Net increase (decrease)	(15,261,176)	(2,646,187,201)
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0518	0.0506	0.0168	0.0003	0.0042
Net realized and unrealized gain (loss)	(0.0000)(a)	(0.0001)	0.0000(a)	0.0000(a)	0.0000(a)
Total from investment operations	0.0518	0.0505	0.0168	0.0003	0.0042
Distributions to shareholders from:
Net investment income	(0.0518)	(0.0505)	(0.0168)	(0.0003)	(0.0042)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return(b)	5.18%	5.05%	1.68%	0.03%	0.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,155,213	$7,170,495	$9,816,533	$7,304,026	$7,423,439
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income (loss)	5.17%	5.00%	1.81%	0.03%	0.42%
(a)	Amount is less than $0.00005 per share.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements
December 31, 2024
1.    Organization
State Street Navigator Securities Lending Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2024, the Trust offers three (3) series, each of which represents a separate series of beneficial interest in the Trust (together the "Funds"). State Street Navigator Securities Lending Government Money Market Portfolio (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value. The financial statements herein relate only to the Fund.
The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). There are other affiliated trusts that participate in the SLP and invest collateral in the Fund. Shares of the Fund are sold in private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.
The Fund’s investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Fund is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments held by it.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
December 31, 2024
Security Valuation
The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”).
The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
The Fund’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Fund’s investments. The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•      Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•      Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Unless otherwise indicated on the Schedule of Investments, the values of the securities of the Fund are determined based on Level 2 inputs.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
December 31, 2024
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
Distributions
Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Securities and Other Investments
Repurchase Agreements
The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund's principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2024, the Fund had invested in repurchase agreements with the gross values (principal) of $2,500,000,000 and associated collateral equal to $2,544,279,019.
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.0175% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.
SSGA FM is contractually obligated until April 30, 2025 (i) to waive up to the full amount of the advisory fee payable by the Fund and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to April 30, 2025 except with approval of the Fund's Board.
Each of the Adviser and certain of its affiliates (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). Under an agreement with the

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
December 31, 2024
Service Providers relating to the Voluntary Reduction, the Fund has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement. There were no fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the year ended December 31, 2024.
Administrator Fee
SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.
Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fees
State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.
Other Transactions with Affiliates
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2024, based on management’s evaluation of the shareholder account base,  the number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Government Money Market Portfolio	2	30.93%
6.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
December 31, 2024
upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
The tax character of distributions paid during the year ended December 31, 2024, was as follows:
Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$391,643,967	$-	$-	$391,643,967
The tax character of distributions paid during the year ended December 31, 2023, was as follows:
Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$426,526,329	$-	$-	$426,526,329
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$7,717	$(19,858)	$-	$-	$-	$(12,141)

As of December 31, 2024, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
Non-Expiring Short Term	Non-Expiring Long Term
$19,858	$-
As of December 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
8.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
December 31, 2024
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street Navigator Securities Lending Government Money Market Portfolio and the Board of Trustees of State Street Navigator Securities Lending Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Navigator Securities Lending Government Money Market Portfolio (the “Fund”) (one of the series constituting State Street Navigator Securities Lending Trust (the “Trust”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Navigator Securities Lending Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2025

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Proxy Disclosure for Open-End Management Investment Companies
December 31, 2024 (Unaudited)
Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the tables below.
All Funds
Proposal 1: To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	12,191,374,726.240	0.000
Donna M. Rapaccioli	12,191,374,726.240	0.000
Margaret K. McLaughlin	12,191,374,726.240	0.000
George M. Pereira	12,191,374,726.240	0.000
Mark E. Swanson	12,191,374,726.240	0.000
Jeanne LaPorta	12,191,374,726.240	0.000

STATE STREET NAVIGATOR
SECURITIES LENDING PORTFOLIO I
Annual Financial Statements and Other Information
December 31, 2024

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Annual Financial Statements and Other Information
December 31, 2024

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments
December 31, 2024
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 98.6%
ASSET BACKED COMMERCIAL PAPER — 10.7%
Alinghi Funding Co. LLC 5.36%, 1/9/2025 (a)	$5,000,000	$4,994,480
Antalis SA 4.73%, 2/4/2025 (a)	5,000,000	4,978,060
Antalis SA 4.80%, 1/8/2025 (a)	5,000,000	4,995,086
Aquitaine Funding Co. LLC 4.70%, 3/11/2025 (a)	5,000,000	4,955,894
Barclays Bank PLC 4.41%, 4/3/2025 (a)	1,750,000	1,729,673
Barclays Bank PLC 5.22%, 1/17/2025 (a)	5,000,000	4,989,558
Brigantine Funding Co. LLC 4.77%, 1/30/2025 (a)	5,000,000	4,981,333
Britannia Funding Co. LLC 4.61%, 5/23/2025 (a)	5,000,000	4,910,883
Britannia Funding Co. LLC 4.63%, 4/30/2025 (a)	8,000,000	7,879,733
Britannia Funding Co. LLC 5.03%, 1/14/2025 (a)	2,250,000	2,246,140
Cancara Asset Securitisation LLC 4.55%, 4/29/2025	5,000,000	4,926,110
Collateralized Commercial Paper FLEX Co. LLC SOFR + 0.32%, 4.69%, 6/9/2025 (a),(b)	5,000,000	5,000,446
Collateralized Commercial Paper FLEX Co. LLC SOFR + 0.32%, 4.69%, 7/7/2025 (a),(b)	7,500,000	7,500,358
Collateralized Commercial Paper V Co. LLC SOFR + 0.34%, 4.71%, 8/29/2025 (b)	5,000,000	4,999,966
Constellation Funding Co. LLC 4.75%, 6/5/2025 (a)	600,000	587,988
Ionic Funding LLC 4.73%, 1/8/2025	5,000,000	4,995,082
Ionic Funding LLC 4.78%, 1/27/2025	5,000,000	4,983,209
Liberty Street Funding LLC 4.61%, 1/23/2025 (a)	5,000,000	4,985,852
Starbird Funding Corp. 4.49%, 6/6/2025 (a)	5,000,000	4,903,016
Victory Receivables Corp. 4.73%, 1/2/2025 (a)	5,000,000	4,998,789
		94,541,656
CERTIFICATES OF DEPOSIT — 26.4%
Bank of America NA 4.59%, 5/15/2025	5,000,000	5,001,507
Bank of America NA 4.74%, 6/16/2025 (b)	2,500,000	2,500,494
See accompanying notes to financial statements.
1

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
December 31, 2024
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Bank of America NA 5.09%, 7/31/2025	$5,000,000	$5,014,189
Bank of Montreal SOFR + 0.20%, 4.57%, 5/8/2025 (b)	5,000,000	4,999,902
Barclays Bank PLC SOFR + 0.38%, 4.84%, 2/12/2025 (b)	5,000,000	5,001,535
Barclays Bank PLC SOFR + 0.40%, 4.86%, 12/9/2025 (b)	5,000,000	5,000,000
Canadian Imperial Bank of Commerce SOFR + 0.35%, 4.72%, 9/25/2025 (b)	4,000,000	4,001,736
Canadian Imperial Bank of Commerce 5.36%, 4/7/2025	5,000,000	5,011,252
Canadian Imperial Bank of Commerce 5.40%, 3/19/2025	5,000,000	5,008,340
Citibank NA SOFR + 0.27%, 4.73%, 6/23/2025 (b)	2,900,000	2,900,946
Citibank NA SOFR + 0.34%, 4.80%, 9/19/2025 (b)	3,500,000	3,501,698
Cooperatieve Rabobank UA 4.56%, 12/3/2025	5,000,000	5,003,981
Credit Agricole Corporate & Investment Bank SA 4.33%, 1/3/2025	5,000,000	5,000,003
Credit Agricole Corporate & Investment Bank SA SOFR + 0.21%, 4.58%, 3/10/2025 (b)	5,000,000	5,001,033
Credit Agricole Corporate & Investment Bank SA 4.63%, 5/19/2025	3,250,000	3,251,495
Credit Agricole Corporate & Investment Bank SA 4.80%, 3/11/2025	5,000,000	5,003,326
Landesbank Baden-Wuerttemberg 4.34%, 1/3/2025	10,000,000	9,999,978
Landesbank Baden-Wuerttemberg SOFR + 0.22%, 4.59%, 3/3/2025 (b)	5,000,000	5,000,752
Lloyds Bank Corporate Markets PLC 4.54%, 11/5/2025	4,000,000	4,000,553
Mizuho Bank Ltd. 4.36%, 1/2/2025	10,000,000	10,000,023
Mizuho Bank Ltd. SOFR + 0.22%, 4.68%, 1/15/2025 (b)	5,000,000	5,000,319
Mizuho Bank Ltd. SOFR + 0.23%, 4.69%, 2/10/2025 (b)	6,000,000	6,000,768
MUFG Bank Ltd. 4.75%, 1/29/2025	10,000,000	10,003,170
MUFG Bank Ltd. SOFR + 0.34%, 4.80%, 2/27/2025 (b)	5,000,000	5,001,628
Natixis SA SOFR + 0.28%, 4.65%, 6/5/2025 (b)	7,500,000	7,500,897
Natixis SA 4.77%, 2/5/2025	7,500,000	7,501,980
See accompanying notes to financial statements.
2

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
December 31, 2024
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Nordea Bank Abp SOFR + 0.20%, 4.57%, 2/21/2025 (b)	$7,000,000	$7,001,288
Nordea Bank Abp SOFR + 0.21%, 4.58%, 3/21/2025 (b)	5,000,000	5,001,577
Norinchukin Bank 4.37%, 1/3/2025	5,000,000	5,000,005
Oversea-Chinese Banking Corp. Ltd. SOFR + 0.20%, 4.66%, 3/3/2025 (b)	5,000,000	5,000,583
Oversea-Chinese Banking Corp. Ltd. SOFR + 0.25%, 4.71%, 8/6/2025 (b)	10,000,000	9,999,516
Royal Bank of Canada 4.50%, 10/7/2025	5,000,000	4,999,773
Royal Bank of Canada SOFR + 0.36%, 4.73%, 1/10/2025 (b)	5,000,000	5,000,288
Sumitomo Mitsui Banking Corp. SOFR + 0.23%, 4.60%, 3/10/2025 (b)	5,000,000	5,000,700
Sumitomo Mitsui Banking Corp. SOFR + 0.24%, 4.61%, 2/13/2025 (b)	10,000,000	10,001,196
Svenska Handelsbanken AB SOFR + 0.21%, 4.67%, 2/24/2025 (b)	7,000,000	7,000,889
Svenska Handelsbanken AB SOFR + 0.26%, 4.72%, 7/22/2025 (b)	3,250,000	3,250,446
Toronto-Dominion Bank 4.50%, 10/7/2025	5,000,000	4,998,490
Toronto-Dominion Bank 4.51%, 9/9/2025	5,000,000	5,000,297
Toronto-Dominion Bank SOFR + 0.26%, 4.72%, 2/21/2025 (b)	4,000,000	4,000,853
Toronto-Dominion Bank SOFR + 0.38%, 4.84%, 1/3/2025 (b)	2,000,000	2,000,044
Toronto-Dominion Bank SOFR + 0.38%, 4.84%, 1/6/2025 (b)	3,000,000	3,000,130
Toronto-Dominion Bank 5.50%, 2/10/2025	2,500,000	2,502,575
Toronto-Dominion Bank 5.55%, 4/17/2025	3,000,000	3,007,582
		232,977,737
FINANCIAL COMPANY COMMERCIAL PAPER — 23.5%
Australia & New Zealand Banking Group Ltd. SOFR + 0.18%, 4.55%, 2/28/2025 (a),(b)	6,000,000	6,001,004
Australia & New Zealand Banking Group Ltd. 5.19%, 4/7/2025 (a)	5,000,000	4,941,737
Bank of Montreal SOFR + 0.26%, 4.63%, 2/13/2025 (b)	5,000,000	5,000,774
BPCE SA 5.26%, 1/23/2025 (a)	5,000,000	4,985,984
See accompanying notes to financial statements.
3

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
December 31, 2024
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
BPCE SA 5.36%, 1/2/2025 (a)	$5,000,000	$4,998,795
Canadian Imperial Bank of Commerce SOFR + 0.35%, 4.72%, 9/25/2025 (a),(b)	1,000,000	1,000,434
Commonwealth Bank of Australia SOFR + 0.17%, 4.54%, 3/4/2025 (a),(b)	10,000,000	10,000,688
DNB Bank ASA 4.25%, 1/3/2025 (a)	5,000,000	4,998,207
DNB Bank ASA 4.39%, 11/10/2025 (a)	7,500,000	7,221,635
DNB Bank ASA 4.46%, 3/10/2025 (a)	7,500,000	7,437,811
DNB Bank ASA 4.52%, 4/22/2025 (a)	5,000,000	4,932,739
DNB Bank ASA 4.93%, 5/1/2025 (a)	6,000,000	5,912,932
HSBC Bank PLC SOFR + 0.36%, 4.82%, 7/1/2025 (a),(b)	5,000,000	5,002,525
HSBC Bank PLC SOFR + 0.37%, 4.83%, 1/16/2025 (a),(b)	4,000,000	4,000,491
HSBC Bank PLC SOFR + 0.39%, 4.85%, 1/3/2025 (a),(b)	4,250,000	4,250,111
HSBC Bank PLC SOFR + 0.39%, 4.85%, 10/15/2025 (a),(b)	5,000,000	5,002,822
ING U.S. Funding LLC SOFR + 0.23%, 4.69%, 3/21/2025 (a),(b)	2,560,000	2,560,439
ING U.S. Funding LLC SOFR + 0.26%, 4.72%, 8/19/2025 (a),(b)	7,500,000	7,500,133
ING U.S. Funding LLC SOFR + 0.28%, 4.74%, 5/22/2025 (a),(b)	1,620,000	1,620,494
Kreditanstalt fuer Wiederaufbau 4.45%, 3/20/2025 (a)	10,000,000	9,905,083
Lloyds Bank Corporate Markets PLC 5.29%, 2/4/2025	1,500,000	1,493,593
Lloyds Bank PLC SOFR + 0.22%, 4.68%, 3/13/2025 (b)	5,000,000	5,000,580
Macquarie Bank Ltd. 4.46%, 3/24/2025 (a)	5,000,000	4,948,444
Macquarie Bank Ltd. SOFR + 0.20%, 4.66%, 4/2/2025 (a),(b)	7,500,000	7,499,574
National Australia Bank Ltd. 4.50%, 5/21/2025 (a)	5,000,000	4,914,538
National Australia Bank Ltd. SOFR + 0.25%, 4.62%, 4/2/2025 (a),(b)	5,000,000	5,001,662
National Australia Bank Ltd. SOFR + 0.26%, 4.63%, 2/14/2025 (a),(b)	1,000,000	1,000,171
National Australia Bank Ltd. SOFR + 0.28%, 4.65%, 6/20/2025 (a),(b)	5,000,000	5,001,829
See accompanying notes to financial statements.
4

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
December 31, 2024
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Nordea Bank Abp SOFR + 0.20%, 4.57%, 6/13/2025 (a),(b)	$5,000,000	$5,000,477
Royal Bank of Canada SOFR + 0.25%, 4.62%, 4/10/2025 (a),(b)	3,000,000	3,000,744
Royal Bank of Canada SOFR + 0.36%, 4.73%, 1/9/2025 (a),(b)	7,500,000	7,500,390
Skandinaviska Enskilda Banken AB 4.53%, 4/22/2025 (a)	5,000,000	4,932,008
Skandinaviska Enskilda Banken AB SOFR + 0.21%, 4.67%, 2/24/2025 (a),(b)	5,000,000	5,000,560
Skandinaviska Enskilda Banken AB SOFR + 0.25%, 4.71%, 2/28/2025 (a),(b)	1,250,000	1,250,227
Skandinaviska Enskilda Banken AB SOFR + 0.25%, 4.71%, 4/3/2025 (a),(b)	5,000,000	5,001,440
Toyota Motor Credit Corp. SOFR + 0.30%, 4.76%, 6/23/2025 (b)	5,000,000	5,001,534
United Overseas Bank Ltd. SOFR + 0.20%, 4.66%, 2/5/2025 (a),(b)	5,000,000	5,000,545
United Overseas Bank Ltd. SOFR + 0.20%, 4.66%, 2/18/2025 (a),(b)	7,000,000	7,000,725
United Overseas Bank Ltd. SOFR + 0.20%, 4.66%, 4/23/2025 (a),(b)	5,000,000	4,999,998
United Overseas Bank Ltd. SOFR + 0.20%, 4.66%, 5/22/2025 (a),(b)	8,000,000	7,999,763
Westpac Banking Corp. SOFR + 0.27%, 4.64%, 3/10/2025 (a),(b)	2,000,000	2,000,522
Westpac Banking Corp. 5.10%, 1/29/2025 (a)	2,000,000	1,992,928
		207,817,090
OTHER NOTES — 2.4%
Abu Dhabi International Bank 4.33%, 1/2/2025	11,885,000	11,885,000
Commonwealth Bank of Australia SOFR + 0.74%, 5.23%, 3/14/2025 (a),(b)	4,050,000	4,054,786
Mizuho Bank Ltd. 4.33%, 1/2/2025	5,000,000	5,000,000
		20,939,786
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 15.2%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Government Obligations, 0.000% – 3.500% due 03/20/2035 – 11/20/2069, valued at $16,200,000); expected proceeds $15,003,717 4.46%, 1/2/2025	15,000,000	15,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Government Obligations, 0.595% – 5.500% due 11/25/2047 – 09/25/2054, valued at $10,300,000); expected proceeds $10,002,478 4.46%, 1/2/2025	10,000,000	10,000,000
See accompanying notes to financial statements.
5

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
December 31, 2024
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Government Obligation, 2.500% due 10/01/2051, valued at $10,200,000); expected proceeds $10,002,478 4.46%, 1/2/2025	$10,000,000	$10,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Government Obligations, 1.384% – 4.000% due 10/01/2029 – 05/01/2037, valued at $100,980,000); expected proceeds $99,024,530 4.46%, 1/2/2025	99,000,000	99,000,000
		134,000,000
TREASURY REPURCHASE AGREEMENTS — 14.1%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/06/2024 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 07/15/2031 – 07/15/2032 and U.S. Treasury Notes, 3.500% – 4.250% due 03/31/2031 – 02/15/2033, valued at $4,080,071); expected proceeds $4,062,541 4.73%, 4/4/2025 (c)	4,000,000	4,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Notes, 1.750% – 5.000% due 10/31/2025 – 01/31/2029, valued at $66,300,044); expected proceeds $65,016,106 4.46%, 1/2/2025	65,000,000	65,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Note, 2.250% due 08/15/2027, valued at $5,100,053); expected proceeds $5,001,236 4.45%, 1/2/2025	5,000,000	5,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Strip, 0.000% due 11/15/2028, valued at $51,000,000); expected proceeds $50,012,361 4.45%, 1/2/2025	50,000,000	50,000,000
		124,000,000
OTHER REPURCHASE AGREEMENTS — 6.3%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/13/2024 (collateralized by various Common Stocks and a Corporate Bond, 0.000% due 09/20/2025, valued at $5,400,029); expected proceeds $5,079,003 4.78%, 4/11/2025 (c)	5,000,000	5,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/27/2024 (collateralized by various Common Stocks, valued at $5,400,004); expected proceeds $5,079,003 4.78%, 4/25/2025 (c)	5,000,000	5,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/13/2024 (collateralized by various Corporate Bonds, 3.850% – 5.000% due 11/17/2025 – 10/01/2050, valued at $2,119,475); expected proceeds $2,022,850 4.57%, 3/13/2025 (c)	2,000,000	2,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by various Common Stocks, valued at $11,880,002); expected proceeds $11,002,738 4.48%, 1/2/2025	11,000,000	11,000,000
See accompanying notes to financial statements.
6

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
December 31, 2024
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by various Corporate Bonds, 1.512% – 6.840% due 02/06/2025 – 05/01/2079, valued at $8,419,987); expected proceeds $8,001,978 4.45%, 1/2/2025	$8,000,000	$8,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/27/2024 (collateralized by a Commercial Paper, 0.000% due 01/14/2025 and various Corporate Bonds, 1.375% – 8.375% due 04/27/2026 – 01/01/2099, valued at $4,450,508); expected proceeds $4,003,414 4.39%, 1/3/2025	4,000,000	4,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by various Common Stocks, valued at $2,160,000); expected proceeds $2,000,492 4.43%, 1/2/2025	2,000,000	2,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/06/2024 (collateralized by various Common Stocks, valued at $3,240,001); expected proceeds $3,046,906 4.73%, 4/4/2025 (c)	3,000,000	3,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/27/2024 (collateralized by various Common Stocks, valued at $5,400,000); expected proceeds $5,076,689 4.64%, 4/25/2025 (c)	5,000,000	5,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by various Common Stocks, valued at $5,400,001); expected proceeds $5,008,731 4.49%, 1/14/2025 (c)	5,000,000	5,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/26/2024 (collateralized by various Corporate Bonds, 1.875% – 9.000% due 01/15/2026 – 05/15/2047, valued at $3,450,213); expected proceeds $3,002,625 4.50%, 1/2/2025	3,000,000	3,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by various Common Stocks, valued at $3,240,002); expected proceeds $3,016,135 4.61%, 2/11/2025 (c)	3,000,000	3,000,000
		56,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $870,148,487)		870,276,269
TOTAL INVESTMENTS — 98.6% (Cost $870,148,487)		870,276,269
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		12,163,062
NET ASSETS — 100.0%		$882,439,331
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 30.6% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $32,000,000 or 3.6% of net assets as of December 31, 2024.

See accompanying notes to financial statements.
7

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
December 31, 2024
Abbreviations:
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$870,276,269	$—	$870,276,269
TOTAL INVESTMENTS	$—	$870,276,269	$—	$870,276,269
See accompanying notes to financial statements.
8

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

ASSETS
Investments in securities, at value — unaffiliated issuers	$556,276,269
Repurchase agreements, at amortized cost	314,000,000
Total Investments — unaffiliated issuers	870,276,269
Cash	10,037,409
Interest receivable — unaffiliated issuers	2,434,542
Receivable from Adviser (Note 4)	3,981
Prepaid expenses and other assets	1,058
TOTAL ASSETS	882,753,259
LIABILITIES
Advisory fee payable	16,705
Administration fees payable	501
Custodian, sub-administration and transfer agent fees payable	7,712
Trustees’ fees and expenses payable	144
Professional fees payable	39,363
Distribution payable	223,730
Accrued expenses and other liabilities	25,773
TOTAL LIABILITIES	313,928
NET ASSETS	$882,439,331
NET ASSETS CONSIST OF:
Paid-in capital	$882,327,076
Total distributable earnings (loss)	$112,255
NET ASSETS	$882,439,331
NET ASSET VALUE PER SHARE
Net asset value per share	$1.00
Shares outstanding ($0.001 par value)	882,327,075
COST OF INVESTMENTS:
Investments at cost	$870,148,487
See accompanying notes to financial statements.
9

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest income - unaffiliated issuers	$36,185,215
EXPENSES
Advisory fees	168,207
Administration fees	5,046
Custodian, sub-administration and transfer agent fees	108,588
Trustees’ fees and expenses	24,677
Professional fees	42,848
Insurance expense	2,700
Miscellaneous expenses	2,487
TOTAL EXPENSES	354,553
Expenses waived/reimbursed by the Adviser (Note 4)	(71,965)
NET EXPENSES	282,588
NET INVESTMENT INCOME (LOSS)	35,902,627
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	(533)
Net change in unrealized appreciation/depreciation on:
Investment transactions — unaffiliated issuers	(65,837)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(66,370)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$35,836,257
See accompanying notes to financial statements.
10

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/2024	Year Ended 12/31/2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$35,902,627	$31,572,076
Net realized gain (loss)	(533)	1,186
Net change in unrealized appreciation/depreciation	(65,837)	93,677
Net increase (decrease) in net assets resulting from operations	35,836,257	31,666,939
DISTRIBUTIONS TO SHAREHOLDERS:	(35,902,666)	(31,571,369)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	5,048,589,064	5,088,711,248
Cost of shares redeemed	(4,678,530,494)	(5,256,115,177)
Net increase (decrease) in net assets from beneficial interest transactions	370,058,570	(167,403,929)
Net increase (decrease) in net assets during the period	369,992,161	(167,308,359)
Net assets at beginning of period	512,447,170	679,755,529
NET ASSETS AT END OF PERIOD	$882,439,331	$512,447,170
SHARES OF BENEFICIAL INTEREST:
Shares sold	5,048,589,064	5,088,711,248
Shares redeemed	(4,678,530,494)	(5,256,115,177)
Net increase (decrease)	370,058,570	(167,403,929)
See accompanying notes to financial statements.
11

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)(a)	0.0532	0.0525	0.0184	0.0011	0.0076
Net realized and unrealized gain (loss)	(0.0000)	0.0005	(0.0003)	0.0001	(0.0007)
Total from investment operations	0.0532	0.0530	0.0181	0.0012	0.0069
Distributions to shareholders from:
Net investment income	(0.0532)	(0.0530)	(0.0181)	(0.0012)	(0.0069)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return(b)	5.49%	5.43%	1.83%	0.12%	0.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$882,439	$512,447	$679,756	$580,681	$400,905
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.05%	0.06%	0.06%
Net expenses	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	5.34%	5.26%	1.84%	0.12%	0.76%
Portfolio turnover rate	—%(c)	—%(c)	—%(c)	—%(c)	—%(c)
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Portfolio turnover percentage amounts to 0% as the Fund only held short term investments for the years ended December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021 and December 31, 2020.
See accompanying notes to financial statements.
12

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements
December 31, 2024
1.    Organization
State Street Navigator Securities Lending Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2024, the Trust offers three (3) series, each of which represents a separate series of beneficial interest in the Trust (together the “Funds”). State Street Navigator Securities Lending Portfolio I (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value. The financial statements herein relate only to the Fund.
The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). Shares of the Fund are sold in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.
The Fund’s investment objective is to seek current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value
13

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
December 31, 2024
price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee(the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a“Trustee”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•      Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•      Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•      Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•      Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•      Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2024 is disclosed in the Fund’s Schedule of Investments.
14

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
December 31, 2024
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
Distributions
Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Securities and Other Investments
Repurchase Agreements
The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund's principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2024, the Fund had invested in repurchase agreements with the gross values (principal) of $314,000,000 and associated collateral equal to $324,720,390.
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.025% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.
SSGA FM is contractually obligated until April 30, 2025 (i) to waive up to the full amount of the advisory fee payable by the Fund and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser
15

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
December 31, 2024
of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to April 30, 2025 except with approval of the Fund's Board. For the year ended December 31, 2024, SSGA FM waived $71,965.
Administrator Fee
SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.
Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fees
State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.
Other Transactions with Affiliates
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2024, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Portfolio I	2	90.20%
6.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
16

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
December 31, 2024
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
The tax character of distributions paid during the year ended December 31, 2024, was as follows:
Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$35,902,666	$-	$-	$35,902,666
The tax character of distributions paid during the year ended December 31, 2023, was as follows:
Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$31,571,369	$-	$-	$31,571,369
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$-	$(13,277)	$-	$127,782	$-	$114,505

As of December 31, 2024, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
Non-Expiring Short Term	Non-Expiring Long Term
$13,277	$-
As of December 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio I	$870,148,487	$127,782	$—	$127,782
8.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
17

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
December 31, 2024
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
18

Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street Navigator Securities Lending Portfolio I and the Board of Trustees of State Street Navigator Securities Lending Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Navigator Securities Lending Portfolio I (the “Fund”) (one of the series constituting State Street Navigator Securities Lending Trust (the “Trust”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Navigator Securities Lending Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2025
19

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Proxy Disclosure for Open-End Management Investment Companies
December 31, 2024 (Unaudited)
Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the tables below.
All Funds
Proposal 1: To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	12,191,374,726.240	0.000
Donna M. Rapaccioli	12,191,374,726.240	0.000
Margaret K. McLaughlin	12,191,374,726.240	0.000
George M. Pereira	12,191,374,726.240	0.000
Mark E. Swanson	12,191,374,726.240	0.000
Jeanne LaPorta	12,191,374,726.240	0.000
20

STATE STREET NAVIGATOR
SECURITIES LENDING PORTFOLIO II
Annual Financial Statements and Other Information
December 31, 2024

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Annual Financial Statements and Other Information
December 31, 2024

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding  Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments
December 31, 2024
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 98.5%
ASSET BACKED COMMERCIAL PAPER — 9.6%
Alinghi Funding Co. LLC 5.36%, 1/9/2025 (a)	$128,000,000	$127,858,688
Anglesea Funding LLC 4.35%, 1/6/2025 (a)	240,000,000	239,824,970
Barclays Bank PLC 5.32%, 1/6/2025 (a)	75,000,000	74,945,311
Bedford Row Funding Corp. SOFR + 0.24%, 4.61%, 4/7/2025 (a),(b)	75,000,000	75,009,602
Britannia Funding Co. LLC 4.61%, 5/23/2025 (a)	100,000,000	98,217,664
Britannia Funding Co. LLC 4.63%, 4/22/2025 (a)	75,000,000	73,946,422
Britannia Funding Co. LLC 4.63%, 4/30/2025 (a)	22,500,000	22,161,750
Collateralized Commercial Paper FLEX Co. LLC SOFR + 0.32%, 4.69%, 6/9/2025 (a),(b)	75,000,000	75,006,687
Falcon Asset Funding LLC SOFR + 0.33%, 4.79%, 7/23/2025 (a),(b)	122,000,000	122,006,825
Lexington Parker Capital Co. LLC 4.38%, 1/2/2025 (a)	65,000,000	64,984,261
Starbird Funding Corp. 4.49%, 6/5/2025 (a)	100,000,000	98,072,533
		1,072,034,713
CERTIFICATES OF DEPOSIT — 28.6%
Bank of America NA 4.74%, 6/16/2025 (b)	40,500,000	40,508,003
Bank of Montreal SOFR + 0.28%, 4.65%, 1/21/2025 (b)	100,000,000	100,008,822
Bank of Nova Scotia SOFR + 0.38%, 4.75%, 1/3/2025 (b)	47,250,000	47,251,080
Barclays Bank PLC SOFR + 0.38%, 4.84%, 2/12/2025 (b)	75,000,000	75,023,024
Barclays Bank PLC SOFR + 0.40%, 4.86%, 12/9/2025 (b)	100,000,000	100,000,000
BNP Paribas SA SOFR + 0.22%, 4.59%, 4/11/2025 (b)	50,000,000	50,010,186
BNP Paribas SA 4.63%, 6/18/2025	50,000,000	50,019,152
Canadian Imperial Bank of Commerce SOFR + 0.35%, 4.72%, 9/25/2025 (b)	76,000,000	76,032,986
Canadian Imperial Bank of Commerce SOFR + 0.38%, 4.75%, 12/22/2025 (b)	100,000,000	100,017,025
Citibank NA SOFR + 0.27%, 4.73%, 6/23/2025 (b)	53,950,000	53,967,594
Citibank NA SOFR + 0.34%, 4.80%, 9/19/2025 (b)	65,000,000	65,031,541
See accompanying notes to financial statements.
1

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
December 31, 2024
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Cooperatieve Rabobank UA 4.56%, 12/3/2025	$108,000,000	$108,085,985
Cooperatieve Rabobank UA 4.60%, 11/13/2025	40,000,000	40,043,274
Cooperatieve Rabobank UA SOFR + 0.28%, 4.65%, 6/16/2025 (b)	50,000,000	50,026,985
Credit Agricole Corporate & Investment Bank SA 4.63%, 5/19/2025	100,000,000	100,045,988
Credit Agricole Corporate & Investment Bank SA SOFR + 0.28%, 4.65%, 6/17/2025 (b)	44,000,000	44,002,545
Credit Agricole Corporate & Investment Bank SA 4.80%, 3/11/2025	50,000,000	50,033,261
Credit Industriel et Commercial SOFR + 0.21%, 4.58%, 2/12/2025 (b)	50,000,000	50,007,063
Credit Industriel et Commercial 5.60%, 4/28/2025	50,000,000	50,154,333
Landesbank Baden-Wuerttemberg 4.34%, 1/2/2025	100,000,000	99,999,858
Landesbank Baden-Wuerttemberg 4.34%, 1/3/2025	45,000,000	44,999,901
Landesbank Baden-Wuerttemberg 4.34%, 1/6/2025	100,000,000	99,999,349
Mizuho Bank Ltd. SOFR + 0.23%, 4.69%, 2/10/2025 (b)	125,000,000	125,016,010
MUFG Bank Ltd. 4.35%, 1/3/2025	100,000,000	99,999,875
MUFG Bank Ltd. 4.64%, 4/25/2025	85,000,000	85,035,176
MUFG Bank Ltd. SOFR + 0.23%, 4.69%, 4/30/2025 (b)	90,000,000	89,997,308
MUFG Bank Ltd. SOFR + 0.24%, 4.70%, 2/21/2025 (b)	125,000,000	125,023,294
Natixis SA 4.62%, 11/6/2025	125,000,000	125,123,347
Nordea Bank Abp SOFR + 0.19%, 4.56%, 4/7/2025 (b)	20,000,000	20,005,993
Nordea Bank Abp SOFR + 0.21%, 4.58%, 3/21/2025 (b)	125,000,000	125,039,432
Norinchukin Bank 4.37%, 1/7/2025	95,000,000	95,000,000
Oversea-Chinese Banking Corp. Ltd. SOFR + 0.18%, 4.64%, 3/17/2025 (b)	50,000,000	50,001,014
Oversea-Chinese Banking Corp. Ltd. SOFR + 0.25%, 4.71%, 8/6/2025 (b)	100,000,000	99,995,161
Royal Bank of Canada SOFR + 0.36%, 4.73%, 1/10/2025 (b)	55,000,000	55,003,169
Sumitomo Mitsui Banking Corp. SOFR + 0.24%, 4.61%, 2/12/2025 (b)	125,000,000	125,014,712
See accompanying notes to financial statements.
2

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
December 31, 2024
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Sumitomo Mitsui Trust Bank Ltd. SOFR + 0.23%, 4.60%, 6/3/2025 (b)	$125,000,000	$125,007,138
Svenska Handelsbanken AB SOFR + 0.26%, 4.72%, 7/22/2025 (b)	48,000,000	48,006,593
Toronto-Dominion Bank 4.51%, 9/9/2025	125,000,000	125,007,422
Toronto-Dominion Bank SOFR + 0.38%, 4.84%, 1/3/2025 (b)	36,000,000	36,000,790
Toronto-Dominion Bank SOFR + 0.38%, 4.84%, 1/6/2025 (b)	40,000,000	40,001,732
Toronto-Dominion Bank 5.55%, 4/17/2025	125,000,000	125,315,899
		3,214,862,020
FINANCIAL COMPANY COMMERCIAL PAPER — 23.0%
Australia & New Zealand Banking Group Ltd. 4.39%, 11/25/2025 (a)	125,000,000	120,079,584
Australia & New Zealand Banking Group Ltd. 5.24%, 4/14/2025 (a)	88,500,000	87,393,134
Bank of Montreal SOFR + 0.26%, 4.63%, 2/13/2025 (b)	100,000,000	100,015,483
Canadian Imperial Bank of Commerce SOFR + 0.35%, 4.72%, 9/25/2025 (a),(b)	24,000,000	24,010,416
DNB Bank ASA 4.23%, 1/6/2025 (a)	75,000,000	74,946,186
DNB Bank ASA 4.25%, 1/3/2025 (a)	100,000,000	99,964,145
DNB Bank ASA 4.39%, 11/10/2025 (a)	125,000,000	120,360,578
DNB Bank ASA 4.46%, 5/21/2025 (a)	50,000,000	49,152,806
DNB Bank ASA 4.52%, 4/22/2025 (a)	50,000,000	49,327,388
HSBC Bank PLC SOFR + 0.37%, 4.83%, 1/16/2025 (a),(b)	54,500,000	54,506,688
HSBC Bank PLC SOFR + 0.39%, 4.85%, 1/3/2025 (a),(b)	64,500,000	64,501,682
ING U.S. Funding LLC SOFR + 0.23%, 4.69%, 3/21/2025 (a),(b)	51,260,000	51,268,785
ING U.S. Funding LLC SOFR + 0.26%, 4.72%, 5/8/2025 (a),(b)	100,000,000	100,030,868
ING U.S. Funding LLC SOFR + 0.28%, 4.74%, 5/22/2025 (a),(b)	32,300,000	32,309,854
ING U.S. Funding LLC SOFR + 0.30%, 4.76%, 2/10/2025 (a),(b)	110,000,000	110,020,891
Lloyds Bank Corporate Markets PLC 5.29%, 2/4/2025	30,500,000	30,369,725
See accompanying notes to financial statements.
3

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
December 31, 2024
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Lloyds Bank PLC 4.32%, 10/23/2025 (a)	$128,000,000	$123,385,242
National Australia Bank Ltd. SOFR + 0.27%, 4.64%, 1/17/2025 (a),(b)	100,000,000	100,008,818
National Australia Bank Ltd. SOFR + 0.28%, 4.65%, 6/20/2025 (a),(b)	119,000,000	119,043,537
National Australia Bank Ltd. SOFR + 0.28%, 4.74%, 3/21/2025 (a),(b)	125,000,000	125,044,124
Oversea-Chinese Banking Corp. Ltd. SOFR + 0.20%, 4.57%, 2/19/2025 (a),(b)	100,000,000	100,012,452
Royal Bank of Canada 4.35%, 11/6/2025 (a)	104,000,000	100,153,589
Skandinaviska Enskilda Banken AB SOFR + 0.19%, 4.65%, 3/18/2025 (a),(b)	125,000,000	125,013,855
Svenska Handelsbanken AB 4.39%, 11/12/2025 (a)	16,500,000	15,878,491
Svenska Handelsbanken AB SOFR + 0.35%, 4.81%, 1/7/2025 (a),(b)	43,000,000	43,002,242
Swedbank AB SOFR + 0.21%, 4.67%, 2/13/2025 (a),(b)	41,250,000	41,255,533
Toronto-Dominion Bank 5.01%, 2/12/2025 (a)	40,250,000	40,038,259
UBS AG SOFR + 0.27%, 4.64%, 4/21/2025 (a),(b)	50,000,000	50,001,469
United Overseas Bank Ltd. SOFR + 0.20%, 4.66%, 2/5/2025 (a),(b)	120,000,000	120,013,080
United Overseas Bank Ltd. SOFR + 0.21%, 4.67%, 3/12/2025 (a),(b)	105,000,000	105,013,904
Westpac Banking Corp. SOFR + 0.28%, 4.65%, 6/4/2025 (a),(b)	50,000,000	50,021,832
Westpac Banking Corp. SOFR + 0.28%, 4.65%, 6/13/2025 (a),(b)	41,250,000	41,266,145
Westpac Banking Corp. 5.00%, 2/6/2025 (a)	65,000,000	64,706,274
Westpac Banking Corp. 5.22%, 3/10/2025 (a)	50,000,000	49,575,526
		2,581,692,585
TREASURY DEBT — 0.9%
U.S. Treasury Bills 5.08%, 1/9/2025 (c)	99,900,000	99,818,255
OTHER NOTES — 14.9%
Abu Dhabi International Bank 4.33%, 1/2/2025	220,737,000	220,737,000
Bank of America NA 4.83%, 10/16/2025 (b)	140,000,000	140,003,475
Banque Nationale du Canada 4.34%, 1/7/2025	200,000,000	200,000,000
See accompanying notes to financial statements.
4

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
December 31, 2024
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER NOTES – (continued)
Canadian Imperial Bank of Commerce 4.33%, 1/2/2025	$250,000,000	$250,000,000
Credit Agricole Corporate & Investment Bank SA 4.33%, 1/2/2025	80,000,000	80,000,000
KBC Bank NV 4.33%, 1/2/2025	300,000,000	300,000,000
Mizuho Bank Ltd. 4.33%, 1/2/2025	115,000,000	115,000,000
Royal Bank of Canada 4.35%, 1/2/2025	200,000,000	200,000,000
Royal Bank of Canada 4.36%, 1/7/2025	75,000,000	75,000,000
Toyota Motor Credit Corp. SOFR + 0.35%, 4.72%, 12/9/2025 (b)	90,000,000	89,991,517
		1,670,731,992
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 7.9%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Government Obligations, 0.000% – 7.000% due 01/01/2027 – 09/20/2070, valued at $164,547,411); expected proceeds $155,038,406 4.46%, 1/2/2025	155,000,000	155,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Government Obligations, 3.000% – 5.000% due 07/01/2033 – 11/01/2053, valued at $245,820,000); expected proceeds $241,059,714 4.46%, 1/2/2025	241,000,000	241,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Government Obligations, 2.000% – 7.500% due 04/20/2028 – 11/20/2064, valued at $96,900,000); expected proceeds $95,023,486 4.45%, 1/2/2025	95,000,000	95,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Government Obligations, 2.500% – 7.212% due 01/01/2029 – 01/01/2055, valued at $408,000,000); expected proceeds $400,099,111 4.46%, 1/2/2025	400,000,000	400,000,000
		891,000,000
TREASURY REPURCHASE AGREEMENTS — 3.5%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Notes, 1.500% – 3.875% due 01/31/2027 – 12/31/2027 and a U.S. Treasury Strip, 0.000% due 08/15/2029, valued at $117,300,000); expected proceeds $115,028,431 4.45%, 1/2/2025	115,000,000	115,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/06/2024 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 07/15/2031 – 07/15/2032 and U.S. Treasury Notes, 3.500% – 4.250% due 03/31/2031 – 02/15/2033, valued at $51,000,031); expected proceeds $50,781,764 4.73%, 4/4/2025 (d)	50,000,000	50,000,000
See accompanying notes to financial statements.
5

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
December 31, 2024
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Note, 0.250% due 05/31/2025, valued at $23,460,098); expected proceeds $23,005,686 4.45%, 1/2/2025	$23,000,000	$23,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Note, 1.625% due 05/15/2031, valued at $153,000,067); expected proceeds $150,037,167 4.46%, 1/2/2025	150,000,000	150,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Note, 2.250% due 08/15/2027, valued at $5,100,053); expected proceeds $5,001,239 4.46%, 1/2/2025	5,000,000	5,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Note, 3.875% due 12/31/2027, valued at $51,000,013); expected proceeds $50,012,361 4.45%, 1/2/2025	50,000,000	50,000,000
		393,000,000
OTHER REPURCHASE AGREEMENTS — 10.1%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/13/2024 (collateralized by various Common Stocks, valued at $43,200,001); expected proceeds $40,632,022 4.78%, 4/11/2025 (d)	40,000,000	40,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/27/2024 (collateralized by various Common Stocks, various Corporate Bonds, 2.896% – 6.875% due 03/15/2032 – 12/15/2054, valued at $75,616,467); expected proceeds $71,106,039 4.78%, 4/25/2025 (d)	70,000,000	70,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/13/2024 (collateralized by various Corporate Bonds, 1.749% – 9.250% due 03/02/2025 – 01/01/2099 and U.S. Government Obligations, 1.517% – 9.210% due 05/25/2025 – 06/25/2042, valued at $45,370,305); expected proceeds $43,491,275 4.57%, 3/13/2025 (d)	43,000,000	43,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by various Corporate Bonds, 1.000% – 7.778% due 02/03/2025 – 01/01/2099, U.S. Government Obligation, 3.850% due 05/25/2028, a U.S. Treasury Bond, 1.625% due 11/15/2050 and a U.S. Treasury Inflation Index Bond, 0.125% due 02/15/2052, valued at $126,215,219); expected proceeds $120,029,667 4.45%, 1/2/2025	120,000,000	120,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/27/2024 (collateralized by various Commercial Papers, 0.000% due 01/14/2025 – 06/03/2025, various Corporate Bonds, 1.150% – 8.125% due 09/08/2025 – 01/01/2099, U.S. Government Obligations, 2.500% – 3.500% due 10/20/2050 – 10/20/2051, U.S. Treasury Notes, 0.875% – 1.250% due 06/30/2026 – 12/31/2026 and a U.S. Treasury Strip, 0.000% due 02/15/2025, valued at $73,910,969); expected proceeds $70,059,753 4.39%, 1/3/2025	70,000,000	70,000,000
See accompanying notes to financial statements.
6

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
December 31, 2024
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by various Common Stocks, valued at $32,400,000); expected proceeds $30,007,383 4.43%, 1/2/2025	$30,000,000	$30,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/06/2024 (collateralized by various Common Stocks, valued at $113,400,002); expected proceeds $106,641,704 4.73%, 4/4/2025 (d)	105,000,000	105,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/13/2024 (collateralized by various Corporate Bonds, 0.985% – 5.933% due 06/29/2025 – 04/15/2122, valued at $52,500,235); expected proceeds $50,765,236 4.63%, 4/11/2025 (d)	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/27/2024 (collateralized by various Common Stocks, valued at $89,640,001); expected proceeds $84,273,036 4.64%, 4/25/2025 (d)	83,000,000	83,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by various Corporate Bonds, 2.000% – 6.250% due 08/07/2026 – 07/01/2048, valued at $13,054,998); expected proceeds $12,002,953 4.43%, 1/2/2025	12,000,000	12,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/26/2024 (collateralized by various Corporate Bonds, 3.500% – 8.125% due 03/12/2025 – 01/01/2099, valued at $53,567,734); expected proceeds $51,044,625 4.50%, 1/2/2025	51,000,000	51,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by various Common Stocks, valued at $74,520,006); expected proceeds $69,371,105 4.61%, 2/11/2025 (d)	69,000,000	69,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by various Corporate Bonds, 0.000% – 10.750% due 06/20/2025 – 01/01/2099, valued at $144,199,118); expected proceeds $131,031,949 4.39%, 1/2/2025	131,000,000	131,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by various Corporate Bonds, 2.129% – 13.375% due 06/15/2025 – 01/01/2099, valued at $114,019,418); expected proceeds $100,085,556 4.40%, 1/7/2025	100,000,000	100,000,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by various Corporate Bonds, 1.850% – 7.500% due 01/15/2025 – 03/10/2055, valued at $185,312,306); expected proceeds $163,039,844 4.40%, 1/2/2025	163,000,000	163,000,000
		1,137,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $11,058,266,417)		11,060,139,565
See accompanying notes to financial statements.
7

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
December 31, 2024
Security Description	Principal Amount	Value
TOTAL INVESTMENTS — 98.5% (Cost $11,058,266,417)		11,060,139,565
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		170,577,216
NET ASSETS — 100.0%		$11,230,716,781
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 31.4% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Rate shown is the discount rate at time of purchase.
(d)	Illiquid security. These securities represent $510,000,000 or 4.5% of net assets as of December 31, 2024.
Abbreviations:
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$11,060,139,565	$—	$11,060,139,565
TOTAL INVESTMENTS	$—	$11,060,139,565	$—	$11,060,139,565
See accompanying notes to financial statements.
8

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

ASSETS
Investments in securities, at value — unaffiliated issuers	$8,639,139,565
Repurchase agreements, at amortized cost	2,421,000,000
Total Investments — unaffiliated issuers	11,060,139,565
Cash	145,644,560
Interest receivable — unaffiliated issuers	28,476,789
Prepaid expenses and other assets	23,663
TOTAL ASSETS	11,234,284,577
LIABILITIES
Advisory fee payable	276,833
Administration fees payable	8,305
Custodian, sub-administration and transfer agent fees payable	9,368
Trustees’ fees and expenses payable	1,407
Professional fees payable	48,407
Distribution payable	2,837,273
Accrued expenses and other liabilities	386,203
TOTAL LIABILITIES	3,567,796
NET ASSETS	$11,230,716,781
NET ASSETS CONSIST OF:
Paid-in capital	$11,228,789,094
Total distributable earnings (loss)	$1,927,687
NET ASSETS	$11,230,716,781
NET ASSET VALUE PER SHARE
Net asset value per share	$1.00
Shares outstanding ($0.001 par value)	11,228,789,094
COST OF INVESTMENTS:
Investments at cost	$11,058,266,417
See accompanying notes to financial statements.
9

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest income - unaffiliated issuers	$637,624,683
EXPENSES
Advisory fees	2,969,120
Administration fees	89,074
Custodian, sub-administration and transfer agent fees	1,433,644
Trustees’ fees and expenses	91,705
Professional fees	99,762
Insurance expense	44,515
Miscellaneous expenses	36,832
TOTAL EXPENSES	4,764,652
NET INVESTMENT INCOME (LOSS)	632,860,031
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	69,873
Net change in unrealized appreciation/depreciation on:
Investment transactions — unaffiliated issuers	(1,703,754)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,633,881)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$631,226,150
See accompanying notes to financial statements.
10

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/2024	Year Ended 12/31/2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$632,860,031	$580,560,549
Net realized gain (loss)	69,873	42,503
Net change in unrealized appreciation/depreciation	(1,703,754)	1,335,068
Net increase (decrease) in net assets resulting from operations	631,226,150	581,938,120
DISTRIBUTIONS TO SHAREHOLDERS:	(632,860,677)	(580,559,903)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	167,008,096,673	143,911,122,386
Cost of shares redeemed	(165,621,787,592)	(143,524,043,413)
Net increase (decrease) in net assets from beneficial interest transactions	1,386,309,081	387,078,973
Net increase (decrease) in net assets during the period	1,384,674,554	388,457,190
Net assets at beginning of period	9,846,042,227	9,457,585,037
NET ASSETS AT END OF PERIOD	$11,230,716,781	$9,846,042,227
SHARES OF BENEFICIAL INTEREST:
Shares sold	167,008,096,673	143,911,122,386
Shares redeemed	(165,621,787,592)	(143,524,043,413)
Net increase (decrease)	1,386,309,081	387,078,973
See accompanying notes to financial statements.
11

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)(a)	0.0533	0.0528	0.0202	0.0014	0.0064
Net realized and unrealized gain (loss)	0.0001	0.0001	(0.0019)	(0.0001)	0.0005
Total from investment operations	0.0534	0.0529	0.0183	0.0013	0.0069
Distributions to shareholders from:
Net investment income	(0.0534)	(0.0529)	(0.0183)	(0.0013)	(0.0069)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return(b)	5.48%	5.42%	1.84%	0.13%	0.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,230,717	$9,846,042	$9,457,585	$4,412,790	$6,624,222
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%	0.04%	0.04%
Net expenses	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	5.33%	5.28%	2.02%	0.14%	0.64%
Portfolio turnover rate	—%(c)	—%(c)	—%(c)	—%(c)	—%(c)
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Portfolio turnover percentage amounts to 0% as the Fund only held short term investments for the years ended December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021 and December 31, 2020.
See accompanying notes to financial statements.
12

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Financial Statements
December 31, 2024
1.    Organization
State Street Navigator Securities Lending Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2024, the Trust offers three (3) series, each of which represents a separate series of beneficial interest in the Trust (together the “Funds”). State Street Navigator Securities Lending Portfolio II (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value. The financial statements herein relate only to the Fund.
The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). Shares of the Fund are sold in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.
The Fund’s investment objective is to seek current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a
13

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Financial Statements – (continued)
December 31, 2024
fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee(the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a“Trustee”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•      Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•      Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•      Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•      Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2024 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
14

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Financial Statements – (continued)
December 31, 2024
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
Distributions
Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Securities and Other Investments
Repurchase Agreements
The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund's principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2024, the Fund had invested in repurchase agreements with the gross values (principal) of $2,421,000,000 and associated collateral equal to $2,553,054,452.
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.025% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.
SSGA FM is contractually obligated until April 30, 2025 (i) to waive up to the full amount of the advisory fee payable by the Fund and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to April 30, 2025 except with approval of the Fund’s Board.
15

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Financial Statements – (continued)
December 31, 2024
Administrator Fee
SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.
Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fees
State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.
Other Transactions with Affiliates
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2024, based on management’s evaluation of the shareholder account base, the number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Portfolio II	1	11.03%
6.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
16

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Financial Statements – (continued)
December 31, 2024
The tax character of distributions paid during the year ended December 31, 2024, was as follows:
Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$632,860,677	$-	$-	$632,860,677
The tax character of distributions paid during the year ended December 31, 2023, was as follows:
Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$580,559,903	$-	$-	$580,559,903
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$54,539	$-	$-	$1,873,148	$-	$1,927,687

As of December 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio II	$11,058,266,417	$1,873,148	$—	$1,873,148
8.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of
17

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Financial Statements – (continued)
December 31, 2024
infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
18

Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street Navigator Securities Lending Portfolio II and the Board of Trustees of State Street Navigator Securities Lending Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Navigator Securities Lending Portfolio II (the “Fund”) (one of the series constituting State Street Navigator Securities Lending Trust (the “Trust”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Navigator Securities Lending Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2025
19

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Proxy Disclosure for Open-End Management Investment Companies
December 31, 2024 (Unaudited)
Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the tables below.
All Funds
Proposal 1: To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	12,191,374,726.240	0.000
Donna M. Rapaccioli	12,191,374,726.240	0.000
Margaret K. McLaughlin	12,191,374,726.240	0.000
George M. Pereira	12,191,374,726.240	0.000
Mark E. Swanson	12,191,374,726.240	0.000
Jeanne LaPorta	12,191,374,726.240	0.000
20

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable to this filing.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 16. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Not applicable to the Registrant.

(a)(3) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

Date:	March 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	March 6, 2025

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	March 6, 2025